DEBT (Details Narrative)						1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 15, 2020 USD ($)	Feb. 03, 2020 USD ($) Installments	Aug. 12, 2019 USD ($)	Apr. 15, 2019 USD ($)	Feb. 03, 2019 USD ($)	Dec. 23, 2020 USD ($)	Jun. 22, 2020 USD ($)	May 22, 2020 USD ($)	Sep. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 15, 2020 USD ($) Installments	Apr. 23, 2020 USD ($)	Mar. 31, 2020 $ / shares	Dec. 23, 2019 USD ($)	Aug. 26, 2019 USD ($)	May 22, 2019 USD ($)	Sep. 15, 2018 USD ($) Installments
Debt Instrument [Line Items]
Notes payable outstanding balance										$ 42,942	$ 42,942	$ 42,299
Debt discount												94,627
Warrant [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares															$ 9.00
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest						$ 2,416				2,416	2,218
Interest rate						7.75%										7.31%
Notes payable outstanding balance						$ 23,327				16,486	23,327	28,500				$ 28,500
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest	$ 5,263			$ 5,326
Interest rate	5.26%			6.36%
Notes payable outstanding balance	$ 51,379			$ 51,940						0	10,457
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes payable outstanding balance										5,250	9,158	13,799	$ 51,379						$ 13,799
Number of installment | Installments													12						5
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest		$ 13,276			$ 14,520					17,899	13,726
Interest rate		6.36%			6.36%
Notes payable outstanding balance		$ 165,375			$ 141,058					215,654	0
Number of installment | Installments		8
Finance Lease - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest								$ 3,919			4,963
Interest rate																	12.72%	9.90%
Notes payable outstanding balance											192,804	134,098					$ 147,810	$ 121,637
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Interest rate									3.00%
Notes payable outstanding balance									$ 267,000		0	267,000
Maturity date									Jun. 25, 2020
Stock price | $ / shares									$ 7.70
Amortization of debt discount											94,627
Repayments short-term note Amount							$ 267,000
Notes Payable Related Parties [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount											$ 146,779
Shares issued | shares									11,920
Stock price | $ / shares											$ 7.00
Exercise price | $ / shares											$ 7.70
Expected term											5 years
Expected volatility											86.00%
Discount rate											1.609%
Notes Payable Related Parties One [Member]
Debt Instrument [Line Items]
Interest rate									3.00%
Notes payable outstanding balance									$ 733,000		$ 0	733,000
Maturity date									Jun. 25, 2020
Stock price | $ / shares									$ 7.70
Repayments short-term note Amount							$ 733,000
Notes Payable Related Parties One [Member] | Warrant [Member]
Debt Instrument [Line Items]
Shares issued | shares									32,724
Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate														1.00%
Notes payable outstanding balance										0	$ 1,410,270			$ 192,804
Maturity date			Nov. 11, 2019
Discount rate			5.00%
Amortization of debt discount			$ 250,000									$ 12,500
Shareholder Total, net			$ 262,500
Equipment Financing [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest								$ 3,919		4,963
Interest rate								9.90%									12.72%
Notes payable outstanding balance								$ 121,637		$ 171,352							$ 147,810